Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right of use assets:

	2022	2021
	€	€
As of January 1,	243,251	—
Additions	303,734	301,965
Depreciation charges	(114,020)	(58,715)
As of December 31,	432,965	243,251

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at December 31, 2022:

	2022	2021
	€	€
Office leases	(436,822)	(250,184)
Total lease liability	(436,822)	(250,184)
Current Portion	(187,404)	(99,432)
Non-current Portion	(249,418)	(150,752)

Schedule of Maturities of Lease Liabilities

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2022:

Years ending December 31,	Operating Leases
2023	221,651
2024	160,576
2025	96,228
Thereafter	-
Total lease payments	478,455
Less: imputed interest	41,633
Total lease liabilities	436,822
Current lease liabilities	187,404
Long-term lease liabilities	249,418